Long-Term Debt - Syndicated Senior Secured Credit Facilities (Details) $ in Millions					1 Months Ended
	Jan. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 12, 2019 USD ($) rig	Jun. 25, 2019 USD ($) rig shares	Jun. 30, 2020	Jan. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 28, 2021	Jan. 30, 2021	Dec. 31, 2020 USD ($)
Credit Facility [Abstract]
Debt service coverage ratio					1.25
Deferred amendment fee							$ 42.8			$ 42.8
Long-term debt							1,915.9			$ 1,906.2
Period 1
Credit Facility [Abstract]
Minimum book equity ratio		25.00%			25.00%
Period 2
Credit Facility [Abstract]
Minimum book equity ratio		40.00%			40.00%
Syndicated Senior Secured Credit Facilities
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity				$ 450.0
Number of jack-up rigs as security | rig				2
Minimum number of shares required to maintain ownership (in shares) | shares				3,000,000
Book value of jackup rigs pledged as collateral for long-term debt facilities							571.9
Percentage covered for aggregate outstanding facility, amount									140.00%	175.00%
Line of credit							272.7
Deferred amendment fee							2.7
Amount of facility utilised							11.2
Long-term debt							272.7			$ 270.0
Revolving credit facility, amount available, undrawn							10.0
Syndicated Senior Secured Credit Facilities | Period 1
Credit Facility [Abstract]
Minimum book equity ratio	30.00%							25.00%
Minimum cash requirement		$ 5.0
Syndicated Senior Secured Credit Facilities | Period 1 | Subsequent Event
Credit Facility [Abstract]
Minimum book equity ratio						25.00%
Syndicated Senior Secured Credit Facilities | Period 2
Credit Facility [Abstract]
Minimum book equity ratio								30.00%
Maximum book equity ratio	35.00%
Minimum cash requirement		10.0
Syndicated Senior Secured Credit Facilities | Period 2 | Subsequent Event
Credit Facility [Abstract]
Minimum book equity ratio						30.00%
Syndicated Senior Secured Credit Facilities | Period 3
Credit Facility [Abstract]
Minimum book equity ratio								35.00%
Minimum cash requirement	$ 5.0	15.0
Syndicated Senior Secured Credit Facilities | Period 3 | Subsequent Event
Credit Facility [Abstract]
Minimum book equity ratio						35.00%
Syndicated Senior Secured Credit Facilities | Period 4
Credit Facility [Abstract]
Minimum cash requirement	10.0	20.0
Syndicated Senior Secured Credit Facilities | Period 5
Credit Facility [Abstract]
Minimum cash requirement	$ 15.0	$ 30.0
Minimum cash requirement, percentage		3.00%
Senior Secured Credit Facilities
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity				$ 230.0
New Build Facility
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity				50.0
Issuance of Guarantees and Trade Finance Instruments
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity				70.0			$ 70.0
Incremental Facility
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity				$ 100.0
Number of jack-up rigs as security | rig			1
Proceeds from lines of credit			$ 50.0
Number of jack-up rigs secured by mortgage | rig				7
Clifford Capital Pte. Ltd. Loan Agreement
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity			$ 25.0